Derivative financial instruments - Recognised at fair value (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	€ 227.5	€ 2.6	€ 23.0
Current derivative assets	308.7	212.1	286.3
Total derivative assets	536.2	214.7	309.3
Current derivative liabilities	(189.7)	(190.5)	(1.7)
Non-current derivative liabilities	(8.0)	(415.5)	(2.6)
Total derivative liabilities	(197.7)	(606.0)	(4.3)
Net derivative financial instrument position at year-end	338.5	(391.3)	305.0
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	227.5	2.6	23.0
Current derivative assets	308.7	212.1	286.3
Current derivative liabilities	(189.7)	(190.5)	(1.7)
Non-current derivative liabilities	€ (8.0)	€ (415.5)	€ (2.6)